Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2010
Long-term Debt
Summary of Long-term Debt Net of Unamortized Original Issue Discount

	Interest rate	Maturity	2009	2010
	(In millions of Korean won)
Senior
Kookmin Bank
Won currency
Notes payable to Ministry of Finance and Economy	1.72%~5.00%	2011~2025	84,332	76,495
Notes payable to Korea Development Bank	2.00%~3.29%	2011~2019	47,406	56,252
Notes payable to other government funds	0.00%~4.25%	2011~2026	589,940	599,728
Notes payable to Industrial Bank of Korea	2.72%~3.49%	2011~2016	19,473	10,654
Floating rate finance debentures(1)	4.29%~12.00%	2011~2027	1,446,122	3,680,885
Finance debentures	2.94%~7.95%	2011~2013	21,218,836	11,300,682
Other notes payable	1.20%~5.40%	2011~2024	1,783,816	2,059,494

Subtotal			25,189,925	17,784,190

Foreign currency
Floating rate finance debentures(1)	0.49%~5.45%	2011~2012	2,462,677	1,263,080
Finance debentures	1.17%~5.88%	2011~2013	591,376	1,089,259
Floating rate notes payable(1)	0.69%~5.45%	2011~2012	1,420,185	1,340,895
Other notes payable	1.70%	2011	—	145,347

Subtotal			4,474,238	3,838,581

Subsidiaries
Finance debentures	5.30%~6.00%	2012~2017	800,000	50,000
Borrowings from other financial institutions in Won	1.00%~4.70%	2017~2022	50,461	27,551
Borrowings from Small and Medium Company Promotion Fund			17,692	—

Subtotal			868,153	77,551

Subordinated
Kookmin Bank
Won currency
Finance debentures	4.38~8.5%	2011~2039	9,042,350	8,386,090

Subsidiaries
Won Currency
Other borrowings			695	—

Gross long-term debt			39,575,361	30,086,412
Discount			(5,452)	(6,280)

Total long-term debt, net			39,569,909	30,080,132

(1)	Interest rates on floating rate debt are those rates in effect at December 31, 2010.

Combined Aggregate Amounts of Long-term Debt by Contractual Maturities

(In millions of Korean won)
Due in 2011	10,011,500
Due in 2012	7,387,991
Due in 2013	2,075,068
Due in 2014	4,767,098
Due in 2015	377,793
Thereafter	5,466,962

Gross long-term debt	30,086,412
Discount	(6,280)

Total long-term debt, net	30,080,132